Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Critical Accounting Estimates And Judgements
Unutilised tax losses			£ 71,600	£ 67,200	£ 63,200
Loss from operations	£ 3,570	£ 3,060	7,700
Negative cash flows from operations	3,880	£ 3,540	7,000
Accumulated deficit	138,970		135,300
Cash and cash equivalents	£ 5,230		£ 2,800